Assets and liabilities held for sale - Schedule of assets and liabilities held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets held for sale
Beginning balane	$ 15,653	$ 21,487
Transferred (out) in, net	(11,972)	(5,834)
Ending balance	3,681	15,653
Liabilities associated with assets held for sale
Beginning balance	8,905	9,173
Transferred in (out), net	(1,832)	(268)
Ending balance	7,073	8,905
Discontinued Operations
Assets held for sale
Beginning balane	15,653	16,908
Transferred (out) in, net	(12,355)	(1,255)
Ending balance	3,298	15,653
Liabilities associated with assets held for sale
Beginning balance	8,471	8,287
Transferred in (out), net	(1,398)	184
Ending balance	7,073	8,471
Held for Sale Entities
Assets held for sale
Beginning balane	0	4,579
Transferred (out) in, net	383	(4,579)
Ending balance	383	0
Liabilities associated with assets held for sale
Beginning balance	434	886
Transferred in (out), net	(434)	(452)
Ending balance	$ 0	$ 434